SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended
	Mar. 27, 2020	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2024	May 31, 2024
Product Information [Line Items]
Allowance for credit losses				$ 26	$ 26
Advertising expense				57	85
inventory write down		$ 151		131	24
Employee Retention Credit percentage	50.00%
Employee Retention Credits refunds		$ 3,645		3,645	3,645
Intangible assets amortization expense				$ 73	$ 161
Warrants exercise price		$ 0.01	$ 0.01	$ 0.01	$ 0.01			$ 0.01
Product limited warranty description				The Company provides limited assurance-type warranties on certain products sold to customers. Warranty periods generally range from one year or 1,000 operating hours for harvesters to two years for AMP autonomous mowers, with a five-year warranty on the AMP battery.
Contract labilities		$ 970		$ 308	$ 76
Accrued sales taxes payable				824	876
FDIC insured limits				$ 2,813	1,674
Employee contributions vesting percentage				100.00%
Employee contributions withdraw conditions				Employees may withdraw money for their account upon reaching the age of 59 ½ or older, death or disability, or separation from employment.
Income taxes, net of refunds		24	$ 52	$ 56	74
Carrying value				43,746	38,176
Fair Value Measurement		76,617	40,794	43,746	38,176	$ 33,018
Carrying value		37,610	$ 20,917	21,936	20,013	16,396
Fair value of convertible debt		$ 37,610		21,936	20,013
Fair Value, Inputs, Level 1 [Member]
Product Information [Line Items]
Fair Value Measurement
Fair value of convertible debt
Fair Value, Inputs, Level 2 [Member]
Product Information [Line Items]
Fair Value Measurement
Fair value of convertible debt
Fair Value, Inputs, Level 3 [Member]
Product Information [Line Items]
Fair Value Measurement				43,746	38,176
Fair value of convertible debt				21,936	20,013
11% debenture dated July 17, 2019 [Member]
Product Information [Line Items]
Carrying value				28,033	25,439
Fair Value Measurement				28,033	25,439
11% debenture dated July 17, 2019 [Member] | Fair Value, Inputs, Level 1 [Member]
Product Information [Line Items]
Fair Value Measurement
11% debenture dated July 17, 2019 [Member] | Fair Value, Inputs, Level 2 [Member]
Product Information [Line Items]
Fair Value Measurement
11% debenture dated July 17, 2019 [Member] | Fair Value, Inputs, Level 3 [Member]
Product Information [Line Items]
Fair Value Measurement				28,033	25,439
11% Debenture Dated April 20, 2020 [Member]
Product Information [Line Items]
Carrying value				2,989
Fair Value Measurement				2,989
11% Debenture Dated April 20, 2020 [Member] | Fair Value, Inputs, Level 1 [Member]
Product Information [Line Items]
Fair Value Measurement
11% Debenture Dated April 20, 2020 [Member] | Fair Value, Inputs, Level 2 [Member]
Product Information [Line Items]
Fair Value Measurement
11% Debenture Dated April 20, 2020 [Member] | Fair Value, Inputs, Level 3 [Member]
Product Information [Line Items]
Fair Value Measurement				2,989
11% debenture dated September 4, 2020 [Member]
Product Information [Line Items]
Carrying value				2,694	2,477
Fair Value Measurement				2,694	2,477
11% debenture dated September 4, 2020 [Member] | Fair Value, Inputs, Level 1 [Member]
Product Information [Line Items]
Fair Value Measurement
11% debenture dated September 4, 2020 [Member] | Fair Value, Inputs, Level 2 [Member]
Product Information [Line Items]
Fair Value Measurement
11% debenture dated September 4, 2020 [Member] | Fair Value, Inputs, Level 3 [Member]
Product Information [Line Items]
Fair Value Measurement				2,694	2,477
11% debenture dated January 13, 2022 [Member]
Product Information [Line Items]
Carrying value				3,824	3,671
Fair Value Measurement				3,824	3,671
11% debenture dated January 13, 2022 [Member] | Fair Value, Inputs, Level 1 [Member]
Product Information [Line Items]
Fair Value Measurement
11% debenture dated January 13, 2022 [Member] | Fair Value, Inputs, Level 2 [Member]
Product Information [Line Items]
Fair Value Measurement
11% debenture dated January 13, 2022 [Member] | Fair Value, Inputs, Level 3 [Member]
Product Information [Line Items]
Fair Value Measurement				3,824	3,671
15% debenture dated January 19, 2023 [Member]
Product Information [Line Items]
Carrying value				2,852	2,674
Fair Value Measurement				2,852	2,674
15% debenture dated January 19, 2023 [Member] | Fair Value, Inputs, Level 1 [Member]
Product Information [Line Items]
Fair Value Measurement
15% debenture dated January 19, 2023 [Member] | Fair Value, Inputs, Level 2 [Member]
Product Information [Line Items]
Fair Value Measurement
15% debenture dated January 19, 2023 [Member] | Fair Value, Inputs, Level 3 [Member]
Product Information [Line Items]
Fair Value Measurement				2,852	2,674
15% debenture dated July 25, 2024 [Member]
Product Information [Line Items]
Carrying value				1,256	1,175
Fair Value Measurement				1,256	1,175
15% debenture dated July 25, 2024 [Member] | Fair Value, Inputs, Level 1 [Member]
Product Information [Line Items]
Fair Value Measurement
15% debenture dated July 25, 2024 [Member] | Fair Value, Inputs, Level 2 [Member]
Product Information [Line Items]
Fair Value Measurement
15% debenture dated July 25, 2024 [Member] | Fair Value, Inputs, Level 3 [Member]
Product Information [Line Items]
Fair Value Measurement				1,256	1,175
15% debenture dated June 18, 2025 [Member]
Product Information [Line Items]
Carrying value				1,098
Fair Value Measurement				1,098
15% debenture dated June 18, 2025 [Member] | Fair Value, Inputs, Level 1 [Member]
Product Information [Line Items]
Fair Value Measurement
15% debenture dated June 18, 2025 [Member] | Fair Value, Inputs, Level 2 [Member]
Product Information [Line Items]
Fair Value Measurement
15% debenture dated June 18, 2025 [Member] | Fair Value, Inputs, Level 3 [Member]
Product Information [Line Items]
Fair Value Measurement				1,098
15% debenture dated December 30, 2025 [Member]
Product Information [Line Items]
Carrying value				1,000
Fair Value Measurement				1,000
15% debenture dated December 30, 2025 [Member] | Fair Value, Inputs, Level 1 [Member]
Product Information [Line Items]
Fair Value Measurement
15% debenture dated December 30, 2025 [Member] | Fair Value, Inputs, Level 2 [Member]
Product Information [Line Items]
Fair Value Measurement
15% debenture dated December 30, 2025 [Member] | Fair Value, Inputs, Level 3 [Member]
Product Information [Line Items]
Fair Value Measurement				1,000
Warrant dated July 17, 2019 [Member]
Product Information [Line Items]
Carrying value				8,945	9,049
Fair value of convertible debt				8,945	9,049
Warrant dated July 17, 2019 [Member] | Fair Value, Inputs, Level 1 [Member]
Product Information [Line Items]
Fair value of convertible debt
Warrant dated July 17, 2019 [Member] | Fair Value, Inputs, Level 2 [Member]
Product Information [Line Items]
Fair value of convertible debt
Warrant dated July 17, 2019 [Member] | Fair Value, Inputs, Level 3 [Member]
Product Information [Line Items]
Fair value of convertible debt				8,945	9,049
Warrant Dated April 20, 2020 [Member]
Product Information [Line Items]
Carrying value				1,263
Fair value of convertible debt				1,263
Warrant Dated April 20, 2020 [Member] | Fair Value, Inputs, Level 1 [Member]
Product Information [Line Items]
Fair value of convertible debt
Warrant Dated April 20, 2020 [Member] | Fair Value, Inputs, Level 2 [Member]
Product Information [Line Items]
Fair value of convertible debt
Warrant Dated April 20, 2020 [Member] | Fair Value, Inputs, Level 3 [Member]
Product Information [Line Items]
Fair value of convertible debt				1,263
Warrant dated September 4, 2020 [Member]
Product Information [Line Items]
Carrying value				969	998
Fair value of convertible debt				969	998
Warrant dated September 4, 2020 [Member] | Fair Value, Inputs, Level 2 [Member]
Product Information [Line Items]
Fair value of convertible debt
Warrant dated September 4, 2020 [Member] | Fair Value, Inputs, Level 3 [Member]
Product Information [Line Items]
Fair value of convertible debt				969	998
Warrant dated January 13, 2022 [Member]
Product Information [Line Items]
Carrying value				3,062	3,063
Fair value of convertible debt				3,062	3,063
Warrant dated January 13, 2022 [Member] | Fair Value, Inputs, Level 1 [Member]
Product Information [Line Items]
Fair value of convertible debt
Warrant dated January 13, 2022 [Member] | Fair Value, Inputs, Level 2 [Member]
Product Information [Line Items]
Fair value of convertible debt
Warrant dated January 13, 2022 [Member] | Fair Value, Inputs, Level 3 [Member]
Product Information [Line Items]
Fair value of convertible debt				3,062	3,063
Warrant dated January 19, 2023 [Member]
Product Information [Line Items]
Carrying value				2,077	2,079
Fair value of convertible debt				2,077	2,079
Warrant dated January 19, 2023 [Member] | Fair Value, Inputs, Level 1 [Member]
Product Information [Line Items]
Fair value of convertible debt
Warrant dated January 19, 2023 [Member] | Fair Value, Inputs, Level 2 [Member]
Product Information [Line Items]
Fair value of convertible debt
Warrant dated January 19, 2023 [Member] | Fair Value, Inputs, Level 3 [Member]
Product Information [Line Items]
Fair value of convertible debt				2,077	2,079
Warrant dated July 25, 2024 [Member]
Product Information [Line Items]
Carrying value				3,526	3,526
Fair value of convertible debt				3,526	3,526
Warrant dated July 25, 2024 [Member] | Fair Value, Inputs, Level 1 [Member]
Product Information [Line Items]
Fair value of convertible debt
Warrant dated July 25, 2024 [Member] | Fair Value, Inputs, Level 2 [Member]
Product Information [Line Items]
Fair value of convertible debt
Warrant dated July 25, 2024 [Member] | Fair Value, Inputs, Level 3 [Member]
Product Information [Line Items]
Fair value of convertible debt				3,526	$ 3,526
Warrant dated June 18, 2025 [Member]
Product Information [Line Items]
Carrying value				1,047
Fair value of convertible debt				1,047
Warrant dated June 18, 2025 [Member] | Fair Value, Inputs, Level 1 [Member]
Product Information [Line Items]
Fair value of convertible debt
Warrant dated June 18, 2025 [Member] | Fair Value, Inputs, Level 2 [Member]
Product Information [Line Items]
Fair value of convertible debt
Warrant dated June 18, 2025 [Member] | Fair Value, Inputs, Level 3 [Member]
Product Information [Line Items]
Fair value of convertible debt				1,047
Warrant dated December 30, 2025 [Member]
Product Information [Line Items]
Carrying value				1,047
Fair value of convertible debt				1,047
Warrant dated December 30, 2025 [Member] | Fair Value, Inputs, Level 1 [Member]
Product Information [Line Items]
Fair value of convertible debt
Warrant dated December 30, 2025 [Member] | Fair Value, Inputs, Level 2 [Member]
Product Information [Line Items]
Fair value of convertible debt
Warrant dated December 30, 2025 [Member] | Fair Value, Inputs, Level 3 [Member]
Product Information [Line Items]
Fair value of convertible debt				$ 1,047
Minimum [Member]
Product Information [Line Items]
Employee contribution percentage				1.00%
Maximum [Member]
Product Information [Line Items]
Employee contribution percentage				100.00%
Warrant [Member]
Product Information [Line Items]
Warrants exercise price		$ 0.01		$ 0.01
Internal Revenue Service (IRS) [Member]
Product Information [Line Items]
Cash refunds						$ 2,370	$ 1,318
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Four Customer [Member]
Product Information [Line Items]
Account receivables, percentage				60.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customers [Member]
Product Information [Line Items]
Account receivables, percentage					52.00%
Certificates of Deposit [Member]
Product Information [Line Items]
Standby letter value									$ 300
Interest rate									3.31%